As filed with the Securities and Exchange Commission on December 15, 2003

Registration No. 333-61366

811-10385

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.____ ☐	Post-Effective Amendment No. 27 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 31 ☒

(Check appropriate box or boxes)

Pacific Funds

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices )                    (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-6767

Robin S. Yonis

Assistant Vice President and Investment Counsel of

Pacific Life Insurance Company

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and Address of Agent for Service)

Copies to:

Jeffrey S. Puretz, Esq.

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☒ on December 17, 2003 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on         (date)         pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No. 27 to the Registration Statement for Pacific Funds (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of PEA No. 24. PEA No. 24 was filed pursuant to Rule 485(b) for the purpose of delaying PEA No. 23. PEA No. 23 was filed pursuant to Rule 485(b) for the purpose of delaying the effectiveness of PEA No. 20. PEA No. 20 was filed pursuant to Rule 485(b) for the purpose of delaying PEA No. 18. PEA No. 18 was filed pursuant to Rule 485(b) for the purpose of delaying PEA No. 16. PEA No. 16 was filed pursuant to Rule 485(b) for the purpose of delaying PEA No. 12. PEA No. 12 was incorporated by reference in its entirety into PEA No. 16. PEA No. 12 was filed pursuant to Rule 485(a)(1) on September 12, 2003 in order to add the PF Goldman Sachs Short Duration Bond Fund to Pacific Funds. PEA No. 12 was scheduled to become effective on November 26, 2003. PEA No. 16 was scheduled to become effective on December 5, 2003 and its contents were incorporated in their entirety into PEA No. 18. PEA No. 18 was scheduled to become effective on December 10, 2003 and its contents were incorporated in their entirety into PEA No. 20. PEA No. 20 was scheduled to become effective on December 11, 2003 and its contents were incorporated in their entirety into PEA No. 23. PEA No. 23 was scheduled to become effective on December 12, 2003 and its contents were incorporated in their entirety into PEA No. 24. PEA No. 24 was scheduled to become effective on December 15, 2003. Accordingly, the contents of PEA No. 24, consisting of Part A (the Pacific Funds prospectus supplement and prospectus), Part B (the Pacific Funds combined Statement of Additional Information), and Part C (Other Information), including Exhibits, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this PEA No. 27 is intended to become effective on December 17, 2003.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 27 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on the 15th day of December, 2003.

PACIFIC FUNDS

By:	/s/ ROBIN S. YONIS
Robin S. Yonis, Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post- Effective Amendment No. 27 to the Registration Statement of Pacific Funds has been signed below by the following persons in the capacities and on the dates indicated.

Thomas C. Sutton*	Trustee and Chairman of the Board (Principal Executive Officer)	December 15, 2003

Glenn S. Schafer*	President and Trustee	December 15, 2003

Richard L. Nelson*	Trustee	December 15, 2003

Lyman W. Porter*	Trustee	December 15, 2003

Alan Richards*	Trustee	December 15, 2003

Lucie H. Moore*	Trustee	December 15, 2003

Brian D. Klemens*	Vice President and Treasurer (Principal Financial and Accounting Officer)	December 15, 2003

By: /s/ ROBIN S. YONIS		December 15, 2003

* Robin S. Yonis, as attorney in fact pursuant to power of attorney filed herewith.

PACIFIC FUNDS POWER OF ATTORNEY

The undersigned trustees and officers of Pacific Funds (the “Trust”) hereby appoint Robin S. Yonis, Diane N. Ledger, Sharon A. Cheever, David R. Carmichael, Jeffrey S. Puretz, and Douglas P. Dick, each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to do any and all acts and things and to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Trust and each series of the Trust, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Trust and each series of the Trust to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Trust and each series of the Trust, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Trust and each series of the Trust related to the above.

The undersigned trustees and officers of Pacific Funds hereby execute this Power of Attorney effective the 6th day of November, 2003.

Name	Title
/s/ THOMAS C. SUTTON Thomas C. Sutton	Chairman and Trustee

/s/ GLENN S. SCHAFER Glenn S. Schafer	President and Trustee

/s/ RICHARD L. NELSON Richard L. Nelson	Trustee

/s/ LYMAN W. PORTER Lyman W. Porter	Trustee

/s/ ALAN RICHARDS Alan Richards	Trustee

/s/ LUCIE H. MOORE Lucie H. Moore	Trustee

/s/ BRIAN D. KLEMENS Brian D. Klemens	Vice President and Treasurer